Organization And Summary Of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Organization And Summary Of Significant Accounting Policies [Abstract]
Organization And Summary Of Significant Accounting Policies

Note 2. Organization and Summary of Significant Accounting Policies

The Company

The Company is a provider of an innovative cold chain frozen shipping system dedicated to providing superior, affordable cryogenic shipping solutions that ensure the safety, status and temperature of high value, temperature sensitive materials. The Company has developed cost-effective reusable cryogenic transport containers (referred to as a "shipper") capable of transporting biological, environmental and other temperature sensitive materials at temperatures below minus 150° Celsius. These dry vapor shippers are one of the first significant alternatives to using dry ice and achieve 10-plus day holding times compared to one to two day holding times with dry ice (assuming no re-icing during transit). The Company's value proposition comes from both providing safe transportation and an environmentally friendly, long lasting shipper, and through its value-added services that offer a simple hassle-free solution for its customers. These value-added services include an internet-based web portal that enables the customer to conveniently initiate scheduling, shipping and tracking the progress and status of a shipment, and provide in-transit temperature and custody transfer monitoring of the shipper. The Company's service also provides a fully ready charged shipper containing all freight bills, customs documents and regulatory paperwork for the entire journey of the shipper to its customers at their pick up location.

The Company's principal focus has been the further development and commercial launch of the CryoPort Express® Portal, an innovative IT solution for shipping and tracking high-value specimens through overnight shipping companies, and its CryoPort Express® Shipper, a dry vapor cryogenic shipper for the transport of biological and pharmaceutical materials. A dry vapor cryogenic shipper is a container that uses liquid nitrogen in dry vapor form, which is suspended inside a vacuum insulated bottle as a refrigerant, to provide storage temperatures below minus 150° Celsius. The dry vapor shipper is designed using innovative, proprietary, and patented technology which prevents spillage of liquid nitrogen and pressure build up as the liquid nitrogen evaporates. A proprietary retention system is employed to ensure that liquid nitrogen stays inside the vacuum container, even when placed upside-down or on its side as is often the case when in the custody of a shipping company. Biological specimens are stored in a specimen chamber, referred to as a "well" inside the containers and refrigeration is provided by non-hazardous cold nitrogen gas evolving from the liquid nitrogen entrapped within the retention system surrounding the well. Biological specimens transported using our cryogenic shipper can include clinical samples, diagnostics, live cell pharmaceutical products (such as cancer vaccines, semen and embryos, and infectious substances) and other items that require and/or are protected through continuous exposure to frozen or cryogenic temperatures (less than minus 150° Celsius).

The Company entered into its first strategic relationship with the global courier Federal Express Corporation ("FedEx") on January 13, 2010 pursuant to which the Company leases to FedEx such number of its cryogenic shippers that FedEx, from time to time, orders for FedEx's customers. Under this agreement, FedEx has the right to and shall, on a non-exclusive basis, promote market and sell transportation of the Company's shippers and its related value-added goods and services, such as its data logger, web portal and planned CryoPort Express® Smart Pak System. On January 24, 2011, we announced that FedEx had launched its deep frozen shipping solution using our CryoPort Express® Dry Shipper. On September 2, 2010, the Company entered into an agreement with another global courier, DHL Express (USA), Inc. ("DHL") that gives DHL life science customers direct access to the Company's web-based order entry and tracking portal to order the CryoPort Express® Dry Shipper and receive preferred DHL shipping rates. The agreement covers DHL shipping discounts that may be used to support the Company's customers using the CryoPort Express® shipping solution. In connection with the agreement, the Company has integrated its proprietary web portal to DHL's tracking and billing systems to provide DHL life science customers with a seamless way of shipping their critical biological material worldwide. The IT integration with DHL was completed during the Company's fourth quarter of fiscal year 2011.

We offer our solution to companies in the life sciences industry. These companies operate within a heavily regulated environment and as such, changing vendors and distribution practices typically require a number of steps which may include the audit of our facilities, review of our procedures, qualifying us as a vendor, and performing test shipments. This process can take several months or longer to complete prior to a company fully adopting the Cryoport Express solution.

Historically, we have funded our operations and the development and commercial launch of our CryoPort Express® solution through debt and equity financing arrangements. Future capital requirements will depend upon many factors, including the success of our commercialization efforts and the level of customer adoption of our CryoPort Express® System as well as our ability to establish additional collaborative arrangements.

We continue to assess our needs for additional capital to ensure sufficient financial resources are available to fund our working capital needs, capital expenditures and other cash requirements. We believe that our access to additional capital, together with existing cash resources and the expected increase in sales revenue will be sufficient to meet our operating needs for the next twelve months. If, however, we are unable to obtain additional capital or financing, our operations will be significantly affected.

Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts of CryoPort, Inc. and its wholly owned subsidiary, CryoPort Systems, Inc. All intercompany accounts and transactions have been eliminated.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from estimated amounts. The Company's significant estimates include allowances for doubtful accounts and sales returns, recoverability of long-lived assets, deferred taxes and their accompanying valuations, valuation of derivative liabilities and valuation of common stock, warrants and stock options issued for products or services.

Fair Value of Financial Instruments

The Company's financial instruments consist of cash and cash equivalents, accounts receivable, related-party notes payable, convertible notes payable, accounts payable and accrued expenses. The carrying value for all such instruments approximates fair value at December 31, 2011 and March 31, 2011, respectively. The difference between the fair value and recorded values of the related party notes payable is not significant.

Cash and Cash Equivalents

The Company considers highly liquid investments with original maturities of 90 days or less to be cash equivalents.

Concentrations of Credit Risk

Cash and cash equivalent

The Company maintains its cash accounts in financial institutions. Accounts at these institutions are insured by the Federal Deposit Insurance Corporation ("FDIC") with basic deposit coverage limits up to $250,000 per owner. In addition to the basic insurance deposit coverage, the FDIC is providing temporary unlimited coverage for noninterest-bearing transaction accounts from December 31, 2010 through December 31, 2012. At December 31, 2011 and March 31, 2011, the Company had approximately $2,327,000 and $8,701,000, respectively, of cash balances which exceeded the FDIC insurance limits. The Company performs ongoing evaluations of these institutions to limit its concentration risk exposure.

Restricted cash

The Company had invested cash in a one year restricted certificate of deposit bearing interest at 1% which served as collateral for borrowings under a line of credit agreement (see Note 3). During August 2011, the Company paid the line of credit balance in full. The certificate of deposit account was closed and the proceeds of $91,443 were recorded as cash and cash equivalents in September 2011. At December 31, 2011 and March 31, 2011, the balance in the certificate of deposit was $0 and $91,169, respectively.

Customers

The Company grants credit to customers within the U.S. and to a limited number of international customers and does not require collateral. Revenues from international customers are generally secured by advance payments except for a limited number of established foreign customers. The Company generally requires advance or credit card payments for initial revenues from new customers. The Company's ability to collect receivables is affected by economic fluctuations in the geographic areas and industries served by the Company. Reserves for uncollectible amounts are provided based on past experience and a specific analysis of the accounts which management believes is sufficient. Accounts receivable at December 31, 2011 and March 31, 2011 are net of reserves for doubtful accounts of approximately $1,000 and $9,100, respectively. Although the Company expects to collect amounts due, actual collections may differ from the estimated amounts.

The Company has foreign net revenues primarily in Europe, Japan, and India. During the three month periods ended December 31, 2011 and 2010, the Company had foreign sales of approximately $83,000 and $18,000, respectively, which constituted approximately 58% and 18%, respectively, of net revenues. During the nine month periods ended December 31, 2011 and 2010, the Company had foreign sales of approximately $204,000 and $114,000, respectively, which constituted approximately 54% and 30%, respectively, of net revenues.

The majority of the Company's customers are in the biotechnology, pharmaceutical and life science industries. Consequently, there is a concentration of receivables within these industries, which is subject to normal credit risk. At December 31, 2011, net revenues for the three and nine months ended December 31, 2011 from three major customers accounted for 27% and 34%, respectively, of our total net revenues. At December 31, 2010, net revenues for the three and nine months ended December 31, 2010 from three major customers accounted for 58% and 71%, respectively, of our total net revenues. The Company maintains reserves for bad debt and such losses, in the aggregate, historically have not exceeded our estimates.

Inventories

The Company's inventories consist of accessories that are sold and shipped to customers along with pay-per-use containers and are not returned to the Company along with the containers at the culmination of the customer's shipping cycle. Inventories are stated at the lower of standard cost or current estimated market value. Cost is determined using the standard cost method which approximates the first-in, first-to-expire method. At December 31, 2011 and March 31, 2011, the Company's inventories consisted of $38,342 and $37,739 in raw materials, respectively, and $8,788 and $6,485 in finished goods, respectively.

Property and Equipment

The Company provides shipping containers to its customers and charges a fee in exchange for the use of the container. The Company's arrangements are similar to the accounting standard for leases since they convey the right to use the containers over a period of time. The Company retains title to the containers and provides its customers the use of the container for a specified shipping cycle. At the culmination of the customer's shipping cycle, the container is returned to the Company. As a result the Company classifies the containers as property and equipment.

Property and equipment are recorded at cost. Cryogenic shippers, which comprise 84% of the Company's net property and equipment balance at December 31, 2011, are depreciated using the straight-line method over their estimated useful lives of three years. Equipment and furniture are depreciated using the straight-line method over their estimated useful lives (generally three to seven years) and leasehold improvements are amortized using the straight-line method over the estimated useful life of the asset or the lease term, whichever is shorter. Equipment acquired under capital leases is amortized over the estimated useful life of the assets or term of the lease, whichever is shorter and included in depreciation and amortization expense.

Betterments, renewals and extraordinary repairs that extend the lives of the assets are capitalized; other repairs and maintenance charges are expensed as incurred. The cost and related accumulated depreciation and amortization applicable to assets retired are removed from the accounts, and the gain or loss on disposition is recognized in current operations.

Depreciation expense for property and equipment was $62,566 and $176,990, and $44,739 and $115,083 for the three and nine months ended December 31, 2011 and 2010, respectively.

Intangible Assets

Intangible assets are comprised of patents and trademarks and software development costs. The Company capitalizes costs of obtaining patents and trademarks which are amortized, using the straight-line method over their estimated useful life of five years. The Company capitalizes certain costs related to software developed for internal use. Software development costs incurred during the preliminary or maintenance project stages are expensed as incurred, while costs incurred during the application development stage are capitalized and amortized using the straight-line method over the estimated useful life of the software, which is five years. Capitalized costs include purchased materials and costs of services including the valuation of warrants issued to consultants.

Amortization expense for intangible assets for the three and nine months ended December 31, 2011 and 2010 was $26,120 and $73,747, and $21,860 and $61,212 respectively. All of the Company's intangible assets are subject to amortization.

Long-lived Assets

If indicators of impairment exist, we assess the recoverability of the affected long-lived assets by determining whether the carrying value of such assets can be recovered through undiscounted future operating cash flows. If impairment is indicated, we measure the amount of such impairment by comparing the fair value to the carrying value. We believe the future cash flows to be received from the long-lived assets will exceed the assets' carrying value, and accordingly, we have not recognized any impairment losses at December 31, 2011 or March 31, 2011.

Deferred Financing Costs

Deferred financing costs represent costs incurred in connection with the issuance of the convertible notes payable and private equity financing. Deferred financing costs related to the issuance of debt are being amortized over the term of the financing instrument using the effective interest method, while deferred financing costs from equity financings are netted against the gross proceeds received from the equity financings.

During the three and nine month periods ended December 31, 2011, the Company had no capitalized deferred financing costs. During the three and nine month periods ended December 31, 2010, the Company capitalized deferred financing costs of $68,808 and $159,171, respectively, and was charged to additional paid-in capital upon the closing of the private placements in August and October 2010. During the three and nine months ended December, 2011, the Company incurred and paid $0 and $36,543, respectively, of offering costs in connection with the private placement that closed in February 2011 which were charged to additional paid-in capital and netted against the proceeds received in the private placements. During the three and nine months ended December 31, 2011, the Company made payments of $0 and $121,727, respectively, in connection with financing fees related to the private placement in February 2011, which were included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheet at March 31, 2011.

Convertible Debentures

If a conversion feature of conventional convertible debt is not accounted for as a derivative instrument and provides for a rate of conversion that is below market value, this feature is characterized as a beneficial conversion feature ("BCF"). A BCF is recorded by the Company as a debt discount. The convertible debt is recorded net of the discount related to the BCF. The Company amortizes the discount to interest expense over the life of the debt using the effective interest rate method.

Derivative Liabilities

Certain of the Company's issued and outstanding common stock purchase warrants and embedded conversion features which have exercise price reset features are treated as derivatives for accounting purposes. The common stock purchase warrants were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. The warrants do not qualify for hedge accounting, and as such, all future changes in the fair value of these warrants are recognized currently in earnings until such time as the warrants are exercised, expire or the related rights have been waived. These common stock purchase warrants do not trade in an active securities market, and as such, the Company estimates the fair value of these warrants using the Black-Scholes option pricing model ("Black-Scholes") (see Note 6 Derivative Liabilities).

Supply Concentration Risks

The component parts for our products are primarily manufactured at third party manufacturing facilities. The Company also has a warehouse at our corporate offices in Lake Forest, California, where the Company is capable of manufacturing certain parts and fully assembles its products. Most of the components that the Company uses in the manufacture of its products are available from more than one qualified supplier. For some components, however, there are relatively few alternate sources of supply and the establishment of additional or replacement suppliers may not be accomplished immediately; however, the Company has identified alternate qualified suppliers which the Company believes could replace existing suppliers. Should this occur, the Company believes that with its current level of shippers and production rate the Company has enough components to cover a four to six week maximum disruption gap in production.

There are no specific long-term agreements with any manufacturer nor are there any long-term commitments to any manufacturer. The Company believes that any of the manufacturers currently used by it could be replaced within a short period of time as none have a proprietary component or a substantial capital investment specific to its products.

Revenue Recognition

The Company provides shipping containers to their customers and charges a fee in exchange for the use of the shipper. The Company's arrangements are similar to the accounting standard for leases since they convey the right to use the containers over a period of time. The Company retains title to the containers and provides its customers the use of the container for a specified shipping cycle. At the culmination of the customer's shipping cycle, the container is returned to the Company.

The Company recognizes revenue for the use of the shipper at the time of the delivery of the shipper to the end user of the enclosed materials, and at the time that collectability is reasonably certain. Revenue is based on gross sales, net of discounts and allowances.

Accounting for Shipping and Handling Revenue, Fees and Costs

The Company classifies amounts billed for shipping and handling as revenue. Shipping and handling fees and costs are included in cost of revenues in the accompanying condensed consolidated statements of operations.

Research and Development Expenses

Expenditures relating to research and development are expensed in the period incurred. Research and development expenses to date have consisted primarily of costs associated with continually improving the features of the CryoPort Express® System including the web based customer service portal and the CryoPort Express® Shippers. Further, these efforts are expected to lead to the introduction of shippers of varying sizes based on market requirements, constructed of lower cost materials and utilizing high volume manufacturing methods that will make it practical to provide the cryogenic packages offered by the CryoPort Express® System. Other research and development effort has been directed toward improvements to the liquid nitrogen retention system to render it more reliable in the general shipping environment and to the design of the outer packaging. Alternative phase change materials in place of liquid nitrogen may be used to increase the potential markets these shippers can serve such as ambient and 2-8°C markets.

Stock-based Compensation

The Company accounts for share-based payments to employees and directors in accordance with share-based payment accounting guidance which requires all share-based payments to employees and directors, including grants of employee stock options and warrants, to be recognized based upon their fair values. The fair value of stock-based awards is estimated at grant date using Black-Scholes and the portion that is ultimately expected to vest is recognized as compensation cost over the requisite service period.

Since stock-based compensation is recognized only for those awards that are ultimately expected to vest, the Company has applied an estimated forfeiture rate to unvested awards for the purpose of calculating compensation cost. These estimates will be revised, if necessary, in future periods if actual forfeitures differ from estimates. Changes in forfeiture estimates impact compensation cost in the period in which the change in estimate occurs. The estimated forfeiture rates at December 31, 2011 and March 31, 2011 was zero as the Company has not had a significant history of forfeitures and does not expect significant forfeitures in the future.

Cash flows from the tax benefits resulting from tax deductions in excess of the compensation cost recognized for those options or warrants are classified as financing cash flows. Due to the Company's loss position, there were no such tax benefits during the three and nine months ended December 31, 2011 and 2010. (See Note 8. Equity, for the stock plan descriptions and summary of assumptions and activity).

Equity Instruments Issued to Non-Employees for Acquiring Goods or Services

Issuances of the Company's common stock for acquiring goods or services are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The measurement date for the fair value of the equity instruments issued to consultants or vendors is determined at the earlier of (i) the date at which a commitment for performance to earn the equity instruments is reached (a "performance commitment" which would include a penalty considered to be of a magnitude that is a sufficiently large disincentive for nonperformance) or (ii) the date at which performance is complete. When it is appropriate for the Company to recognize the cost of a transaction during financial reporting periods prior to the measurement date, for purposes of recognition of costs during those periods, the equity instrument is measured at the then-current fair values at each of those interim financial reporting dates (see Note 8 Equity—Warrants and Options).

Income Taxes

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations. The Company is a subchapter "C" corporation and files a federal income tax return. The Company files separate state income tax returns for California and Nevada. It is not anticipated that there will be a significant change in the unrecognized tax benefits over the next twelve months.

In June 2006, the Financial Accounting Standards Board ("FASB") issued an interpretation which clarified the accounting for uncertainty in income taxes recognized in the financial statements in accordance with current guidance. The updated guidance provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Income tax positions must meet a more likely than not recognition threshold. The Company did not record any unrecognized tax benefits upon adoption of the accounting for uncertainty in income taxes. The Company's policy is to recognize interest and penalties that would be assessed in relation to the settlement value of unrecognized tax benefits as a component of income tax expense.

Basic and Diluted Loss Per Share

Basic loss per common share is computed based on the weighted average number of shares outstanding during the period. Diluted loss per share is computed by dividing net loss by the weighted average shares outstanding assuming all dilutive potential common shares were issued. In addition, in computing the dilutive effect of convertible securities, the numerator is adjusted to add back the after-tax amount of interest, if any, recognized in the period associated with any convertible debt. For the three and nine months ended December 31, 2011 and 2010, the Company was in a loss position and the basic and diluted loss per share are the same since the effect of stock options, warrants and convertible notes payable on loss per share was anti-dilutive and thus not included in the diluted loss per share calculation. The impact under the treasury stock method of dilutive stock options and warrants and the if-converted method of convertible debt would have resulted in weighted average common shares outstanding of approximately 31,940,000 and 34,340,000 and 14,667,000 and 12,756,000 for the three and nine month periods ended December 31, 2011 and 2010, respectively.

Segment Reporting

We currently operate in only one segment.

Recent Accounting Pronouncements

In June 2011, the FASB updated the accounting guidance on alignment of disclosures for U.S. GAAP and the International Financial Reporting Standards, or IFRS, by updating Topic 820 entitled "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS", relating to presentation of fair value measurements reported in financial statements. The updated guidance requires companies to align fair value measurement and disclosure requirements between U.S. GAAP and IFRS. The updated guidance is effective beginning in our fiscal 2012 year and earlier adoption is not permitted. The adoption of this guidance is not expected to have a material impact on our financial position or results of operations.

Fair Value Measurements

The Company determines the fair value of its derivative instruments using a three-level hierarchy for fair value measurements which these assets and liabilities must be grouped, based on significant levels of observable or unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions. This hierarchy requires the use of observable market data when available. These two types of inputs have created the following fair-value hierarchy:

Level 1—Valuations based on unadjusted quoted market prices in active markets for identical securities. Currently the Company does not have any items classified as Level 1.

Level 2—Valuations based on observable inputs (other than Level 1 prices), such as quoted prices for similar assets at the measurement date; quoted prices in markets that are not active; or other inputs that are observable, either directly or indirectly.

Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement, and involve management judgment. The Company uses Black-Scholes to determine the fair value of the instruments. If the inputs used to measure fair value fall in different levels of the fair value hierarchy, a financial security's hierarchy level is based upon the lowest level of input that is significant to the fair value measurement.

The following table presents the Company's warrants measured at fair value on a recurring basis as of December 31, 2011 and March 31, 2011 classified using the valuation hierarchy:

	Level 3 Carrying Value December 31, 2011	Level 3 Carrying Value March 31, 2011
	(unaudited)
Derivative Liabilities	$47,344	$156,497

The following table provides a reconciliation of the beginning and ending balances for the Company's derivative liabilities measured at fair value using Level 3 inputs for the nine months ended December 31, 2011 and 2010:

	Level 3 Carrying Value 2011	Level 3 Carrying Value 2011
Balance at March 31	$156,497	$334,363
Change in fair value	(109,153)	(276,860)

Balance at December 31 (unaudited)	$47,344	$57,503

Note 1. Organization and Summary of Significant Accounting Policies

The Company

CryoPort, Inc. (the "Company" or "we") is a provider of an innovative cold chain frozen shipping system dedicated to providing superior, affordable cryogenic shipping solutions that ensure the safety, status and temperature of high value, temperature sensitive materials. The Company has developed cost-effective reusable cryogenic transport containers (referred to as "shippers") capable of transporting biological, environmental and other temperature sensitive materials at temperatures below minus 150° Celsius. These dry vapor shippers are one of the first significant alternatives to dry ice shipping and achieve 10-plus day holding times compared to one to two day holding times with dry ice (assuming no re-icing during transit). The Company's value proposition comes from both providing safe transportation and an environmentally friendly, long lasting shipper, and through its value-added services that offer a simple hassle-free solution for its customers. These value-added services include an internet-based web portal that enables the customer to conveniently initiate scheduling, shipping and tracking of the progress and status of a shipment, and provides in-transit temperature and custody transfer monitoring services of the shipper. Our service also provides a fully ready charged shipper containing all freight bills, customs documents and regulatory paperwork for the entire journey of the shipper to its customers at their pick up location.

The Company's principal focus has been the further development and commercial launch of CryoPort Express® Portal, an innovative IT solution for shipping and tracking high-value specimens through overnight shipping companies, and it's CryoPort Express® Shipper, a dry vapor cryogenic shipper for the transport of biological and pharmaceutical materials. A dry vapor cryogenic shipper is a container that uses liquid nitrogen in dry vapor form, which is suspended inside a vacuum insulated bottle as a refrigerant, to provide storage temperatures below minus 150° Celsius. The dry vapor shipper is designed using innovative, proprietary, and patented technology which prevents spillage of liquid nitrogen and pressure build up as the liquid nitrogen evaporates. A proprietary foam retention system is employed to ensure that liquid nitrogen stays inside the vacuum container, even when placed upside-down or on its side as is often the case when in the custody of a shipping company. Biological specimens are stored in a specimen chamber, referred to as a "well" inside the containers and refrigeration is provided by harmless cold nitrogen gas evolving from the liquid nitrogen entrapped within the foam retention system surrounding the well. Biological specimens transported using our cryogenic shipper can include clinical samples, diagnostics, live cell pharmaceutical products (such as cancer vaccines, semen and embryos, and infectious substances) and other items that require and/or are protected through continuous exposure to frozen or cryogenic temperatures (less than minus 150° Celsius).

The Company entered into its first strategic relationship with a global courier on January 13, 2010 with Federal Express Corporation ("FedEx") pursuant to which the Company leases to FedEx such number of its cryogenic shippers that FedEx, from time to time, orders for its customers. Under this agreement, FedEx has the right to and shall, on a non-exclusive basis, promote market and sell transportation of the Company's shippers and its related value-added goods and services, such as its data logger, web portal and planned CryoPort Express® Smart Pak System. On January 24, 2011 we announced that FedEx had launched its deep frozen shipping solution using our CryoPort Express® Dry Shipper. On September 2, 2010, the Company entered into an agreement with DHL Express (USA), Inc. ("DHL") that gives DHL life science customers direct access to the Company's web-based order entry and tracking portal to order the CryoPort Express® Shipper and receive preferred DHL shipping rates. The agreement covers DHL shipping discounts that may be used to support the Company's customers using the CryoPort Express® shipping solution. In connection with the agreement, the Company has integrated its proprietary web portal to DHL's tracking and billing systems to provide DHL life science customers with a seamless way of shipping their critical biological material worldwide. The IT integration with DHL was completed during the Company's fourth quarter of fiscal year 2011.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S") ("GAAP").

Reverse Stock Split

On February 5, 2010, we effected a 10-for-1 reverse stock split of all of our issued and outstanding shares of common stock (the "Reverse Stock Split") by filing a Certificate of Amendment to Amended and Restated Articles of Incorporation with the Secretary of State of Nevada. The par value and number of authorized shares of our common stock remained unchanged. The number of shares and per share amounts included in the consolidated financial statements and the accompanying notes have been adjusted to reflect the Reverse Stock Split retroactively. Unless otherwise indicated, all references to number of shares, per share amounts and earnings per share information contained in this report give effect to the Reverse Stock Split.

Principles of Consolidation

The consolidated financial statements include the accounts of CryoPort, Inc. and its wholly owned subsidiary, CryoPort Systems, Inc. All intercompany accounts and transactions have been eliminated.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from estimated amounts. The Company's significant estimates include allowances for doubtful accounts and sales returns, recoverability of long-lived assets, allowance for inventory obsolescence, deferred taxes and their accompanying valuations, valuation of derivative liabilities and valuation of common stock, warrants and stock options issued for products or services.

Fair Value of Financial Instruments

The Company's financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable, related-party notes payable, a line of credit, convertible notes payable, accounts payable and accrued expenses. The carrying value for all such instruments approximates fair value at March 31, 2011 and 2010. The difference between the fair value and recorded values of the related party notes payable is not significant. The Company's restricted cash is carried at amortized cost which approximates fair value at March 31, 2011 and 2010.

Cash and Cash Equivalents

The Company considers highly liquid investments with original maturities of 90 days or less to be cash equivalents.

Concentrations of Credit Risk

The Company maintains its cash accounts in financial institutions. Accounts at these institutions are insured by the Federal Deposit Insurance Corporation ("FDIC") with basic deposit coverage limits up to $250,000 per owner. In addition to the basic insurance deposit coverage, the FDIC is providing temporary unlimited coverage for noninterest-bearing transaction accounts from December 31, 2010 through December 31, 2012. At March 31, 2011 and 2010, the Company had $8,701,410 and $3,490,116 which exceeded the FDIC insurance limit, respectively, of cash balances, including restricted cash. The Company performs ongoing evaluations of these institutions to limit its concentration risk exposure.

Restricted cash

The Company has invested cash in a one year restricted certificate of deposit bearing interest at 1% which serves as collateral for borrowings under a line of credit agreement (see Note 6). At March 31, 2011 and 2010, the balance in the certificate of deposit was $91,169 and $90,404, respectively.

Customers

The Company grants credit to customers within the U.S. and to a limited number of international customers and does not require collateral. Revenues from international customers are generally secured by advance payments except for a limited number of established foreign customers. The Company generally requires advance or credit card payments for initial revenues from new customers. The Company's ability to collect receivables is affected by economic fluctuations in the geographic areas and industries served by the Company. Reserves for uncollectible amounts are provided based on past experience and a specific analysis of the accounts, which management believes is sufficient. Accounts receivable at March 31, 2011 and 2010 are net of reserves for doubtful accounts of approximately $9,100 and $1,500, respectively. Although the Company expects to collect amounts due, actual collections may differ from the estimated amounts.

The Company has foreign revenues primarily in Europe, Canada, India and Australia. During fiscal years 2011 and 2010, the Company had foreign revenues of approximately $232,000 and $67,000, respectively, which constituted approximately 51% and 56% of total revenues, respectively.

The majority of the Company's customers are in the biotechnology, pharmaceutical and life science industries. Consequently, there is a concentration of receivables within these industries, which is subject to normal credit risk. At March 31, 2011, annual revenues from three customers accounted for 68% of our total revenues. At March 31, 2010, annual net revenues from two customers accounted for 51% of our total revenues. The Company maintains reserves for bad debt and such losses, in the aggregate, historically have not exceeded our estimates.

Inventories

The Company's inventories consist of $37,739 in raw material and $6,485 in finished goods, which represents accessories that are sold and shipped to customers along with pay-per-use containers and not returned to the Company with the containers at the culmination of the customer's shipping cycle.

Inventories are stated at the lower of cost or current estimated market value. Cost is determined using the standard cost method which approximates the first-in, first-to-expire method. Inventories are reviewed periodically for slow-moving or obsolete status. The Company write downs the carrying value of its inventories to reflect situations in which the cost of inventories is not expected to be recovered. Once established, write-downs of inventories are considered permanent adjustments to the cost basis of the obsolete or excess inventories. Raw materials and finished goods include material costs less reserves for obsolete or excess inventories. The Company evaluates the current level of inventories considering historical trends and other factors, and based on the evaluation, records adjustments to reflect inventories at its net realizable value. These adjustments are estimates, which could vary significantly from actual results if future economic conditions, customer demand, competition or other relevant factors differ from expectations. These estimates require us to make assessments about future demand for the Company's products in order to categorize the status of such inventories items as slow-moving, obsolete or in excess-of-need. These estimates are subject to the ongoing accuracy of the Company's forecasts of market conditions, industry trends, competition and other factors.

In fiscal year 2010, the Company changed its operations and now provides shipping containers to its customers and charges a fee in exchange for the use of the container. The Company's arrangements are similar to the accounting standard for leases since they convey the right to use the containers over a period of time. The Company retains title to the containers and provides its customers the use of the container for a specified shipping cycle. At the culmination of the customer's shipping cycle, the container is returned to the Company. As a result, during the fiscal year 2010, the Company reclassified the containers from inventory to fixed assets upon commencement of the per-use container program.

Property and Equipment

Property and equipment are recorded at cost. Cryogenic shippers, which comprise of 84% of the Company's net property and equipment balance at March 31, 2011, are depreciated using the straight-line method over their estimated useful lives of three years. Equipment and furniture are depreciated using the straight-line method over their estimated useful lives (generally three to seven years) and leasehold improvements are amortized using the straight-line method over the estimated useful life of the asset or the lease term, whichever is shorter. Equipment acquired under capital leases is amortized over the estimated useful life of the assets or term of the lease, whichever is shorter and included in depreciation expense.

Betterments, renewals and extraordinary repairs that extend the lives of the assets are capitalized; other repairs and maintenance charges are expensed as incurred. The cost and related accumulated depreciation and amortization applicable to assets retired are removed from the accounts, and the gain or loss on disposition is recognized in current operations.

Intangible Assets

Intangible assets are comprised of patents and trademarks and software development costs. The Company capitalizes costs of obtaining patents and trademarks which are amortized, using the straight-line method over their estimated useful life of five years. The Company capitalizes certain costs related to software developed for internal use. Software development costs incurred during the preliminary or maintenance project stages are expensed as incurred, while costs incurred during the application development stage are capitalized and amortized using the straight-line method over the estimated useful life of the software, which is five years. Capitalized costs include purchased materials and costs of services including the valuation of warrants issued to consultants.

Long-lived Assets

If indicators of impairment exist, we assess the recoverability of the affected long-lived assets by determining whether the carrying value of such assets can be recovered through undiscounted future operating cash flows. If impairment is indicated, we measure the amount of such impairment by comparing the fair value to the carrying value. We believe the future cash flows to be received from the long-lived assets will exceed the assets' carrying value, and accordingly, we have not recognized any impairment losses through March 31, 2011.

Deferred Financing Costs

Deferred financing costs represent costs incurred in connection with the issuance of the convertible notes payable and private equity financing. Deferred financing costs related to the issuance of debt are being amortized over the term of the financing instrument using the effective interest method while deferred financing costs from equity financings are netted against the gross proceeds received from the equity financings.

During the year ended March 31, 2011, the Company incurred $465,023 of offering costs in connection with the private placement that closed in August 2010 and October 2010 and $1,311,582 of offering costs from the private placement that closed in February 2011; both of which were charged to paid-in capital and netted against the proceeds received in the private placements. As of March 31, 2011, offering costs of $121,727 related to the February 2011 private placement were included in accounts payable and accrued expenses in the accompanying consolidated balance sheet.

During the year ended March 31, 2010, the Company completed a public offering of units consisting of 1,666,667 shares of common stock and 1,666,667 warrants to purchase one share of common stock at an exercise price of $3.30, for gross proceeds of $5,000,001 and net proceeds of approximately $3,742,097 (the "February 2010 Public Offering"). Each unit consisting of one share, together with one warrant to purchase one share, was priced at $3.00. In connection with this public offering the Company incurred financing costs of $1,257,904, which consisted primarily of placement agent fees, accounting, legal and filing fees and were netted against the proceeds of the offering upon completion.

During the year ended March 31, 2010, and in connection with the issuance of convertible notes payable (see Note 8), the Company paid financing costs, which consisted primarily of placement agent fees, accounting, legal and filing fees, and were amortized over the life of the debt. Amortization of deferred financing costs using the effective interest method was $0 and $159,516 for the years ended March 31, 2011 and 2010, respectively, and were included in interest expense in the accompanying consolidated statements of operations. Additionally, during the year ended March 31, 2011, the Company made payments of $275,699 in connection with the deferred financing fees related to the February 2010 Public Offering, which were included in accounts payable and accrued expenses in the accompanying consolidated balance sheet at March 31, 2010.

Accrued Warranty Costs

Estimated costs of the Company's standard warranty were included with products at no additional cost to the customer for a period up to one year and were recorded as accrued warranty costs at the time of product sale. Costs related to servicing the standard warranty were charged to the accrual as incurred.

Convertible Debentures

If a conversion feature of conventional convertible debt is not accounted for as a derivative instrument and provides for a rate of conversion that is below market value, this feature is characterized as a beneficial conversion feature ("BCF"). A BCF is recorded by the Company as a debt discount. The convertible debt is recorded net of the discount related to the BCF. The Company amortizes the discount to interest expense over the life of the debt using the effective interest rate method.

Derivative Liabilities

Effective April 1, 2009, certain of the Company's issued and outstanding common stock purchase warrants and embedded conversion features previously treated as equity pursuant to the derivative treatment exemption were no longer afforded equity treatment, and the fair value of these common stock purchase warrants and embedded conversion features, some of which have exercise price reset features and some that were issued with convertible debt, were reclassified from equity to liability status as if these warrants were treated as a derivative liability since their date of issue. The common stock purchase warrants were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. The warrants do not qualify for hedge accounting, and as such, all future changes in the fair value of these warrants are recognized currently in earnings until such time as the warrants are exercised, expire or the related rights have been waived. These common stock purchase warrants do not trade in an active securities market, and as such, the Company estimates the fair value of these warrants using the Black-Scholes option pricing model ("Black-Scholes") (see Note 9).

Commitments and Contingencies

The Company is subject to routine claims and litigation incidental to our business. In the opinion of management, the resolution of such claims is not expected to have a material adverse effect on our operating results or financial position.

Income Taxes

The Company accounts for income taxes under the provision of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 740, Income Taxes, or ASC 740. As of March 31, 2011 and 2010, there were no unrecognized tax benefits included in the accompanying consolidated balance sheets that would, if recognized, affect the effective tax rates. Based on the weight of available evidence, the Company's management has determined that it is more likely than not that the net deferred tax assets will not be realized. Therefore, the Company has recorded a full valuation allowance against the net deferred tax assets. The Company's income tax provision consists of state minimum taxes.

The Company's policy is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on its consolidated balance sheets at March 31, 2011 and 2010, respectively and has not recognized interest and/or penalties in the consolidated statement of operations for the years ended March 31, 2011 and 2010. The Company is subject to taxation in the U.S. and various state jurisdictions. As of March 31, 2011, the Company is no longer subject to U.S. federal examinations for years before 2007 per Note 14 and for California franchise and income tax examinations for years before 2006 per Note 14. However, to the extent allowed by law, the taxing authorities may have the right to examine prior periods where net operating losses were generated and carried forward, and make adjustments up to the amount of the net operating loss carry forward amount. The Company is not currently under examination by U.S. federal or state jurisdictions.

Supply Concentration Risks

The component parts for our products are primarily manufactured at third party manufacturing facilities. The Company also has a warehouse at our corporate offices in Lake Forest, California, where the Company is capable of manufacturing certain parts and fully assembles its products. Most of the components that the Company uses in the manufacture of its products are available from more than one qualified supplier. For some components, however, there are relatively few alternate sources of supply and the establishment of additional or replacement suppliers may not be accomplished immediately, however, the Company has identified alternate qualified suppliers which the Company believes could replace existing suppliers. Should this occur, the Company believes that with its current level of shippers and production rate the Company has enough to cover a four to six week gap in maximum disruption of production.

There are no specific agreements with any manufacturer nor are there any long term commitments to any manufacturer. The Company believes that any of the manufactures currently used by it could be replaced within a short period of time as none have a proprietary component or a substantial capital investment specific to its products.

Revenue Recognition

The Company provides shipping containers to their customers and charges a fee in exchange for the use of the container. The Company's arrangements are similar to the accounting standard for leases since they convey the right to use the containers over a period of time. The Company retains title to the containers and provides its customers the use of the container for a specified shipping cycle. At the culmination of the customer's shipping cycle, the container is returned to the Company.

The Company recognizes revenue for the use of the shipper at the time of the delivery of the shipper to the end user of the enclosed materials, and at the time that collectability is reasonably certain. Revenue is based on gross net of discounts and allowances.

Accounting for Shipping and Handling Revenue, Fees and Costs

The Company classifies amounts billed for shipping and handling as revenue. Shipping and handling fees and costs are included in cost of sales in the accompanying consolidated statements of operations.

Research and Development Expenses

Expenditures relating to research and development are expensed in the period incurred. Research and development expenses to date have consisted primarily of costs associated with the continually improving the features of the CryoPort Express® System including the web based customer service portal and the CryoPort Express® Shippers. Further, these efforts are expected to lead to the introduction of shippers of varying sizes based on market requirements, constructed of lower cost materials and utilizing high volume manufacturing methods that will make it practical to provide the cryogenic packages offered by the CryoPort Express® System. Other research and development effort has been directed toward improvements to the liquid nitrogen retention system to render it more reliable in the general shipping environment and to the design of the outer packaging. Alternative phase change materials in place of liquid nitrogen may be used to increase the potential markets these shippers can serve such as ambient and 2-8°C markets.

Stock-based Compensation

The Company recognizes compensation expense for all stock-based awards made to employees and directors. The fair value of stock-based awards is estimated at grant date using Black-Scholes and the portion that is ultimately expected to vest is recognized as compensation cost over the requisite service period.

Since stock-based compensation is recognized only for those awards that are ultimately expected to vest, the Company has applied an estimated forfeiture rate to unvested awards for the purpose of calculating compensation cost. These estimates will be revised, if necessary, in future periods if actual forfeitures differ from estimates. Changes in forfeiture estimates impact compensation cost in the period in which the change in estimate occurs. The estimated forfeiture rates at March 31, 2011 and 2010 was zero as the Company has not had a significant history of forfeitures and does not expect forfeitures in the future.

The Company uses Black-Scholes to estimate the fair value of stock-based awards. The determination of fair value using Black-Scholes is affected by its stock price as well as assumptions regarding a number of complex and subjective variables, including expected stock price volatility, risk-free interest rate, expected dividends and projected employee stock option exercise behaviors.

At March 31, 2011, there was $286,821 of total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a remaining weighted average vesting period of approximately 1.83 years.

The Company's stock-based compensation plans are discussed further in Note 11.

Issuance of Stock for Non-Cash Consideration

The Company accounts for equity issuances to non-employees in accordance with accounting guidance for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling, goods and services. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date used to determine the fair value of the equity instrument issued is the earlier of the date on which the third-party performance is complete or the date on which it is probable that performance will occur. See Note 12 for more details.

Basic and Diluted Loss Per Share

Basic loss per common share is computed based on the weighted average number of shares outstanding during the period. Diluted loss per share is computed by dividing net loss by the weighted average shares outstanding assuming all dilutive potential common shares were issued. For the years ended March 31, 2011 and 2010, the Company was in a loss position and the basic and diluted loss per share are the same since the effect of stock options, warrants and convertible notes payable on loss per share was anti-dilutive and thus not included in the diluted loss per share calculation. The impact under the treasury stock method of dilutive stock options and warrants and the if-converted method of convertible debt would have resulted in weighted average common shares outstanding of 16,088,589 and 8,472,977 for the years ended March 31, 2011 and 2010, respectively.

In addition, in computing the dilutive effect of convertible securities, the numerator is adjusted to add back the after-tax amount of interest, if any, recognized in the period associated with any convertible debt.

Segment Reporting

We currently operate in only one segment.

Subsequent Events

The Company has evaluated subsequent events through the filing date of this Form 10-K and determined that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes thereto other than as discussed in the accompanying notes.

New Accounting Pronouncements

In August 2010, the FASB issued Accounting Standards Update ("ASU") No. 2010-05, Measuring Liabilities at Fair Value, or ASU 2010-05, which amends ASC 820 to provide clarification of a circumstance in which a quoted price in an active market for an identical liability is not available. A reporting entity is required to measure fair value using one or more of the following methods: 1) a valuation technique that uses a) the quoted price of the identical liability when traded as an asset or b) quoted prices for similar liabilities (or similar liabilities when traded as assets) and/or 2) a valuation technique that is consistent with the principles of ASC 820. ASU 2010-05 also clarifies that when estimating the fair value of a liability, a reporting entity is not required to adjust to include inputs relating to the existence of transfer restrictions on that liability. The adoption did not have a material impact on our consolidated financial statements.

In August 2010, the FASB issued an exposure draft on lease accounting that would require entities to recognize assets and liabilities arising from lease contracts on the balance sheet. The proposed exposure draft states that lessees and lessors should apply a "right-of-use model" in accounting for all leases. Under the proposed model, lessees would recognize an asset for the right to use the leased asset, and a liability for the obligation to make rental payments over the lease term. The lease term is defined as the longest possible term that is "more likely than not" to occur. The accounting by a lessor would reflect its retained exposure to the risks or benefits of the underlying leased asset. A lessor would recognize an asset representing its right to receive lease payments based on the expected term of the lease. Comments on this exposure draft were due by December 15, 2010 and the final standard is expected to be issued in the second quarter of 2011. The Company does not expect the proposed standard, as currently drafted, will have a material impact on its consolidated financial statements.